Supplement dated January 20, 2015

To the Prospectus, as supplemented, of the following fund:

Fund	Prospectus Dated
Columbia Intermediate Bond Fund	9/1/2014

Effective February 19, 2015 (the Effective Date), the maximum sales charge (load) imposed on purchases (as a percentage of the offering price) of Class A shares is changed from 3.25% to 3.00%.

Accordingly, on the Effective Date, the Fund's prospectus is hereby revised as follows:

The Class A column of the "Shareholder Fees" table in the "Summary of the Fund — Fees and Expenses of the Fund" section is hereby revised as follows:

Shareholder Fees (fees paid directly from your investment)
	Class A

Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%

Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00	%(a)

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, as follows: 1.00% if redeemed within 12 months of purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Additionally, the expense Example table for Class A shares (whether or not shares are redeemed) is hereby revised as follows:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$390	$581	$789	$1,386

The rest of the section remains the same.